UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment                 [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report

Name:            ABN AMRO ASSET MANAGEMENT HOLDINGS, INC.
Address:         222 W. Adams St., Suite 2250
                 Chicago, IL 60606


13F File Number: 28-07262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:
Name:   Heather Birmingham
Title:  Vice President
Phone:  312-884-2366
"Signature, Place, and Date of Signing


Heather Birmingham                  Chicago, IL                   August 7, 2008

AAAMH itself does not in fact exercise, and therefore disclaims, investment discretion with respect to any Section 13(f) securities positions over which its operating subsidiaries in fact exercise investment discretion. To the extent, however, that the ownership interest of AAAMH in its operating subsidiaries may nevertheless give rise to a Form 13F filing obligation, the information required by Form 13F is reported herein by AAAMH on behalf of itself and the aforementioned operating subsidiaries. AAAMH was purchased by Fortis Investment Management NV on April 1, 2008. It subsequently sold its interests on April 1, 2008 to Fortis Bank SA/NV in Montag & Caldwell, Inc., its 50% interest in Veredus Asset Management LLC ("Veredus"), an institutional investment manager subject to Section 13(f) of the Act and its 45% interest in River Road Asset Management LLC ("River Road"), an institutional investment manager subject to 13(f) of the act. Therefore, there security positions managed by Montag, Veredus and River Road are not reported herein, but are reported in a Form 13F filed by each investment adviser.

Report Type (Check only one.)

[ ]    13F HOLDINGS REPORT

[ ]    13F NOTICE

[x] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary


 Number of Other Included Managers:          1

 Form 13F Information Table Entry Total:     96

 Form 13F Information Table Value Total:  1,689,935

List of Other Included Managers:

No.     Form 13F File Number            Name
2       28-10069                        ABN AMRO Asset Management, Inc.


                                                                      FORM 13F                                           06/30/08
                                                  REPORTING MANAGER: ABN AMRO Asset Management, Inc.



             ITEM 1              ITEM 2    ITEM 3      ITEM 4       ITEM 5            ITEM 6        ITEM 7            ITEM 8
         NAME OF ISSUER          TITLE     CUSIP        FAIR       SHARES OF        INVEST DISC.    MANA-        VOTING  AUTHORITY
                                  OF       NUMBER    MKT VALUE     PRINCIPAL     SOLE SHAREDOTHER   GERS    SOLE     SHARED   NONE
                                 CLASS                  (000's)     AMOUNT        (A) (B) (C)              (A)     (B)      (C)



ALBERTO-CULVER CO                 Common   01307810      205       7,809  SH           X            2       7,809
APPLE COMPUTER INC                Common   03783310      688       4,107  SH           X            2       4,107
AVALONBAY COMMUNITIES INC         Common   05348410   50,296     564,111  SH           X            2     490,703   73,408
BMC SOFTWARE INC.                 Common   05592110      254       7,051  SH           X            2       7,051
BAXTER INTERNATIONAL INC          Common   07181310      434       6,791  SH           X            2       6,791
BECTON DICKINSON & CO             Common   07588710      204       2,514  SH           X            2       2,514
BOSTON PROPERTIES INC             Common   10112110   14,999     166,250  SH           X            2     145,050   21,200
CVS CORPORATION                   Common   12665010      523      13,212  SH           X            2      13,212
CAMDEN PROPERTY TRUST             Common   13313110   75,271   1,700,650  SH           X            2   1,471,178   12,400   217,072
CAMERON INTERNATIONAL CORP        Common   13342B10      215       3,880  SH           X            2       3,880
CELGENE CORP                      Common   15102010      222       3,476  SH           X            2       3,476
CHESAPEAKE ENERGY CORP            Common   16516710      226       3,430  SH           X            2       3,430
CISCO SYSTEMS INC                 Common   17275R10      289      12,432  SH           X            2      12,432
COCA COLA CO                      Common   19121610      335       6,445  SH           X            2       6,445
COUSINS PROPERTIES INC            Common   22279510   26,451   1,145,064  SH           X            2     998,419  146,645
CUMMINS INC                       Common   23102110      267       4,081  SH           X            2       4,081
DCT INDUSTRIAL TRUST INC          Common   23315310   53,685   6,483,650  SH           X            2   5,600,833   41,300   841,517
DENTSPLY INTERNATIONAL INC        Common   24903010      200       5,436  SH           X            2       5,436
DEVELOPERS DIVERSIFIED REALTY C   Common   25159110   84,984   2,448,405  SH           X            2   2,115,063   18,792   314,550
DIGITAL REALTY TRUST INC          Common   25386810   13,668     334,100  SH           X            2     283,800    7,300    43,000
THE WALT DISNEY CO                Common   25468710      543      17,402  SH           X            2      17,402
DISCOVERY HOLDING CO-A            Common   25468Y10      216       9,844  SH           X            2       9,844
DOLLAR TREE INC                   Common   25674610      251       7,663  SH           X            2       7,663
DUKE REALTY CORP                  Common   26441150   26,374   1,174,804  SH           X            2   1,009,060   16,200   149,544
EMC CORPORATION                   Common   26864810      215      14,646  SH           X            2      14,646
EBAY INC                          Common   27864210      353      12,921  SH           X            2      12,921
ENTERTAINMENT PROPERTIES TR       Common   29380T10   26,236     530,661  SH           X            2     462,755   67,906
EQUITY RESIDENTIAL PROPS TR       Common   29476L10  135,941   3,552,150  SH           X            2   3,099,275   17,150   435,725
ESSEX PROPERTY TRUST INC          Common   29717810   42,302     397,200  SH           X            2     346,398   50,802
EXELON CORP                       Common   30161N10      206       2,288  SH           X            2       2,288
EXTRA SPACE STORAGE INC           Common   30225T10   24,008   1,563,021  SH           X            2   1,340,501   24,200   198,320
EXXON MOBIL CORP                  Common   30231G10      373       4,232  SH           X            2       4,232
FEDERAL REALTY INVS TRUST         Common   31374720   26,205     379,787  SH           X            2     323,650    5,837    50,300
GENERAL GROWTH PROPERTIES         Common   37002110   46,724   1,333,815  SH           X            2   1,145,518   19,165   169,132
GENERAL MILLS INC                 Common   37033410      527       8,678  SH           X            2       8,678
GILEAD SCIENCES INC               Common   37555810      414       7,820  SH           X            2       7,820
GOOGLE INC-CL A                   Common   38259P50      220         418  SH           X            2         418
HCP INC                           Common   40414L10   37,304   1,172,726  SH           X            2   1,023,112  149,614
HARRIS CORP                       Common   41387510      216       4,280  SH           X            2       4,280
HEWLETT-PACKARD CO                Common   42823610      599      13,558  SH           X            2      13,558
HONEYWELL INTERNATIONAL INC       Common   43851610      475       9,450  SH           X            2       9,450
HOST HOTELS & RESORTS INC         Common   44107P10    1,164      85,300  SH           X            2      85,300
INTEL CORP                        Common   45814010      629      29,275  SH           X            2      29,275
INTERNATIONAL BUSINESS MACHINES   Common   45920010      573       4,838  SH           X            2       4,838
ISHARES DJ US REAL ESTATE         Equity   46428773      238       3,915  SH           X            2       3,915
KILROY REALTY CORP                Common   49427F10   48,418   1,029,507  SH           X            2     887,208   10,357   131,942
KIMCO REALTY CORP                 Common   49446R10  113,156   3,277,995  SH           X            2   2,830,719   27,263   420,013
KITE REALTY GROUP TRUST           Common   49803T10   19,712   1,576,964  SH           X            2   1,344,512   37,243   195,209
KROGER CO                         Common   50104410      253       8,770  SH           X            2       8,770
LOCKHEED MARTIN CORPORATION       Common   53983010      518       5,248  SH           X            2       5,248
LORILLARD INC                     Common   54414710      209       3,027  SH           X            2       3,027
THE MACERICH CO                   Common   55438210   94,254   1,517,050  SH           X            2   1,321,750  195,300
MACK-CALI REALTY CORP             Common   55448910   52,605   1,539,518  SH           X            2   1,334,715    6,600   198,203
MANPOWER INC                      Common   56418H10      214       3,666  SH           X            2       3,666
MASTERCARD INC-CLASS A            Common   57636Q10      249         936  SH           X            2         936
MCKESSON CORP                     Common   58155Q10      229       4,091  SH           X            2       4,091
MEDCO HEALTH SOLUTIONS INC        Common   58405U10      237       5,011  SH           X            2       5,011
MICROSOFT CORP                    Common   59491810      985      35,810  SH           X            2      35,810
MONSANTO CO.                      Common   61166W10      265       2,098  SH           X            2       2,098
NATIONAL OILWELL  VARCO INC       Common   63707110      387       4,357  SH           X            2       4,357
NATIONAL RETAIL PROPERTIES        Common   63741710   50,056   2,395,022  SH           X            2   2,065,711   25,900   303,411
NATIONWIDE HEALTH PPTYS INC       Common   63862010   60,118   1,909,100  SH           X            2   1,659,007  250,093
NIKE INC                          Common   65410610      361       6,063  SH           X            2       6,063
NOBLE ENERGY INC                  Common   65504410      229       2,279  SH           X            2       2,279
OCCIDENTAL PETROLEUM CORP         Common   67459910      400       4,452  SH           X            2       4,452
ORACLE CORP                       Common   68389X10      445      21,178  SH           X            2      21,178
PS BUSINESS PARKS INC/CA          Common   69360J10    4,345      84,200  SH           X            2      42,100   42,100
PEABODY ENERGY CORP               Common   70454910      238       2,707  SH           X            2       2,707
POST PROPERTIES INC               Common   73746410   47,194   1,586,350  SH           X            2   1,374,175  212,175
PRIDE INTERNATIONAL INC           Common   74153Q10      276       5,846  SH           X            2       5,846
PROCTER & GAMBLE CO               Common   74271810      250       4,108  SH           X            2       4,108
PROLOGIS TRUST                    Common   74341010   89,387   1,644,650  SH           X            2   1,427,073  217,577
PUBLIC STORAGE                    Common   74460D10   51,348     635,578  SH           X            2     530,514  105,064
QUALCOMM INC                      Common   74752510      573      12,914  SH           X            2      12,914
REPUBLIC SERVICES INC             Common   76075910      211       7,092  SH           X            2       7,092
SL GREEN REALTY CORP              Common   78440X10   53,102     641,950  SH           X            2     552,900    5,400    83,650
SCHERING-PLOUGH CORP              Common   80660510      259      13,138  SH           X            2      13,138
SCHLUMBERGER LTD                  Common   80685710      648       6,033  SH           X            2       6,033
SIMON PROPERTY GROUP INC          Common   82880610  109,957   1,223,240  SH           X            2   1,053,466   12,259   157,515
SUPERIOR ENERGY SERVICES INC      Common   86815710      212       3,845  SH           X            2       3,845
TJX COMPANIES INC                 Common   87254010      211       6,693  SH           X            2       6,693
TAUBMAN CENTERS INC               Common   87666410   30,321     623,250  SH           X            2     541,550   81,700
TEVA PHARMACEUTICAL-SP ADR        Common   88162420      215       4,703  SH           X            2       4,703
TEXAS INSTRUMENTS INC             Common   88250810      208       7,398  SH           X            2       7,398
THERMO FISHER SCIENTIFIC INC      Common   88355610      211       3,791  SH           X            2       3,791
UDR INC                           Common   90265310      544      24,300  SH           X            2      24,300
UNION PACIFIC CORP                Common   90781810      459       6,078  SH           X            2       6,078
UNITED TECHNOLOGIES CORP          Common   91301710      467       7,572  SH           X            2       7,572
VENTAS INC                        Common   92276F10  134,344   3,155,832  SH           X            2   2,733,687   16,457   405,688
VORNADO REALTY TRUST              Common   92904210   24,609     279,650  SH           X            2     243,800   35,850
WELLPOINT INC                     Common   94973V10      222       4,649  SH           X            2       4,649
WESCO INTERNATIONAL INC.          Common   95082P10      226       5,634  SH           X            2       5,634
XTO ENERGY INC                    Common   98385X10      234       3,415  SH           X            2       3,415
AMCODS LTD                        Common   G0260210      204       6,923  SH           X            2       6,923
ACCENTURE LTD                     Common   G1150G11      233       5,716  SH           X            2       5,716
HERBALIFE LTD.                    Common   G4412G10      205       5,290  SH           X            2       5,290

GRAND TOTAL                                        1,689,935
